Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
(14)	SUBSEQUENT EVENTS

Recently Closed and Pending Acquisitions

Acquisition of IdeaTek

On December 3, 2014, the Company entered into a stock purchase agreement with the shareholders of IdeaTek Systems, Inc. (“IdeaTek”). The acquisition of IdeaTek closed on January 1, 2015. Upon the close of the IdeaTek acquisition, the Company acquired all of the equity interest in IdeaTek. The purchase price, subject to certain post-closing adjustments, was $52.0 and was paid with cash on hand.

The IdeaTek acquisition added 1,800 route miles to the Company’s network in Kansas, and includes a dense metro footprint in Wichita, Kansas. The network spans across Kansas and connects to approximately 600 cellular towers and over 100 additional buildings.

Pending Acquisition of Latisys

On January 13, 2015, the Company entered into an acquisition agreement to acquire the operating units of Latisys Holdings, LLC (“Latisys”), a colocation and infrastructure as a service (“Iaas”) provider for a price of $675.0. The Latisys acquisition will be funded with the net proceeds of our January 2015 Notes Offering (as defined below) and is expected to close in the quarter ending March 31, 2015, subject to customary closing conditions.

The Latisys acquisition will add colocation and IaaS services through eight datacenters across five markets in Northern Virginia, Chicago, Denver, Orange County and London. The acquired datacenters currently total over 185,000 square feet of billable space and 33 megawatts of critical power.

Senior Unsecured Notes Offering

On January 23, 2015, ZGL and Zayo Capital (the “Issuers”) completed a private offering (the “January 2015 Notes Offering”) exempt from registration under the Securities Act of 1933, as amended, of $700.0 aggregate principal amount of 6.00% senior unsecured notes due 2023 (the “Notes”). The net proceeds from the January 2015 Notes Offering will be used to fund the purchase price to be paid in connection with the Company’s pending acquisition of the operating units of Latisys. Any excess net proceeds will be used for general corporate purposes, which may include repayment of indebtedness, acquisitions, working capital and/or capital expenditures.

The Notes were issued under an indenture (the “Indenture”) among the Issuers, the guarantors party thereto, and The Bank of New York Mellon Trust Company N.A., as trustee. Interest on the Notes is payable on April 1 and October 1 of each year, beginning on October 1, 2015. The Notes will mature on April 1, 2023. At any time on or after April 1, 2018, the Notes may be redeemed, in whole or in part, at the applicable redemption prices set forth in the Indenture, plus accrued interest. Before April 1, 2018, the Notes may be redeemed, in whole or in part, at a redemption price equal to 100% of their principal amount, plus accrued interest and a “make-whole” premium. In addition, before April 1, 2018, up to 40% of the Notes may be redeemed at a redemption price equal to 106.00% of their principal amount, plus accrued interest, using the proceeds of certain equity offerings. In the event the Latisys Acquisition Agreement is terminated or the Latisys acquisition is not consummated on or prior to May 4, 2015, the Notes will be required to be redeemed pursuant to a special mandatory redemption at a redemption price equal to the offering price of the Notes, plus accrued and unpaid interest to, but not including, the redemption date.

The Indenture contains covenants that, among other things, restrict the ability of the Issuers and their restricted subsidiaries to incur additional indebtedness and issue preferred stock; pay dividends or make other distributions with respect to any equity interests, make certain investments or other restricted payments, create liens, sell assets, incur restrictions on the ability of the Issuers’ restricted subsidiaries to pay dividends or make other payments to the Issuers, consolidate or merge with or into other companies or transfer all or substantially all of their assets, engage in transactions with affiliates, and enter into sale and leaseback transactions. The terms of the Indentures include customary events of default.

The Notes will be fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Issuers’ current and future domestic restricted subsidiaries and any other restricted subsidiaries of the Issuers that guarantee any indebtedness of the Issuers or any guarantor.

(19)	SUBSEQUENT EVENTS

a. Recent Acquisitions

See Note 3—Acquisitions, for a discussion of acquisitions closed subsequent to year end or that were pending.

b. Restricted Stock Grant to Chief Executive Officer

On September 17, 2014, the Company’s compensation committee approved a one-time grant of restricted stock units (“RSUs”) in an amount equal to $2,750 to Dan Caruso, the Company’s Chief Executive Officer, in exchange for a reduction in his annual salary from $400 to $18. The grant will be made on November 1, 2014, assuming completion of the Company’s initial public offering, and the number of restricted stock units to be granted will be based on the offering price and will convert to shares of the Company’s common stock on a one for one basis upon vesting. The units will vest based on the Part A RSU vesting schedule associated with the Company’s proposed compensation plan following the offering. No other terms of Mr. Caruso’s employment agreement with the Company were modified.

c. Stock Split and Amended and Restated Certificate of Incorporation

On October 9, 2014, the Board of Directors approved a 223,000-for-one stock split of the Company’s common stock. The stock split became effective upon filing of the amended and restated certificate of incorporation on October 10, 2014. In accordance with the terms of the stock split, each share of outstanding common stock was increased to 223,000 shares of common stock. Prior to the stock split, 1,000 shares of common stock were outstanding. Subsequent to the stock split, 223,000,000 shares of common stock were outstanding. All of the share numbers and share prices have been retroactively adjusted to reflect the stock split in the accompanying consolidated financial statements.

On October 10, 2014, the Company filed its amended and restated certificate of incorporation to authorize the issuance of additional shares of common and preferred stock, establish related voting and holding rights for these shares, and address certain other matters related to corporate governance.

d. Distribution of Common Stock

On October 9, 2014, the Company and CII’s board of directors approved a non-liquidating distribution by CII of shares of the Company’s common stock held by CII to holders of vested CII common units pursuant to the terms of the CII Operating Agreement. The total number of shares to be distributed to all CII common unit holders in connection with this offering, or upon future distributions following resolution of contingent distributions among members of CII and upon the vesting of CII common units, is fixed at 223,000,000 shares of the Company’s common stock. The number of shares to be received by each CII common unit holder will depend on the actual public offering price for this offering and the class of CII units held by such common unit holder, which will dictate the applicable threshold for distributions. Employees and independent directors of the Company with vested CII common units will receive shares of the Company’s common stock equal in value to the underlying value of their vested CII common units. Based on the mid-point offering price of $22.50, the Company estimates that CII will distribute approximately 22,000,000 shares of the Company’s common stock to holders of CII common units immediately prior to the offering.

Immediately prior to the distribution, the Company will adjust the corresponding stock-based compensation liability to its fair value with an offsetting charge to stock-based compensation expense. If the Company’s stock-based compensation liability as of June 30, 2014 were valued based on the mid-point offering price of $22.50, the liability would be $547,290, representing an increase of $154,863. Correspondingly, the fair value of unvested common units issued to employees and independent directors would be approximately $209,648.